Accumulated Other Comprehensive Losses (Details) - Schedule of accumulated other comprehensive losses - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of accumulated other comprehensive losses [Abstract]
Foreign currency translation adjustment, Beginning Balance	¥ (25,393,515)	¥ (18,456,546)
Foreign currency translation adjustment, Other comprehensive loss, net	15,181,518	(6,936,969)
Foreign currency translation adjustment,, Ending Balance	(10,211,997)	(25,393,515)
Beginning Balance, Total	(25,393,515)	(18,456,546)
Other comprehensive income, net total	15,181,518	(6,936,969)
Ending Balance, Total	¥ (10,211,997)	¥ (25,393,515)